Stock-Based Compensation - Summary of all restricted stock activity (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares		5 Months Ended
	May 07, 2025	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock beginning balance	0	0
Restricted stock granted	652,057	656,896
Restricted stock Shares withheld for tax remittance (retired)		(234,587)
Restricted stock Vested		(422,309)
Restricted stock ending balance		0
Weighted average grant date beginning balance	$ 0	$ 0
Weighted average grant date Granted		16.04
Weighted average grant date Shares withheld for tax remittance (retired)		16
Weighted average grant date Vested		16.05
Weighted average grant date ending balance		$ 0